Insurance (Separate Accounts - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Separate Accounts [Line Items]
Separate account assets	$ 105,346,000,000	$ 106,527,000,000
Gain (losses) on transfers of assets from the general account to the separate accounts	$ 0	$ 0	$ 0
Funding Agreements and Participating Close Out Contracts Included in Separate Accounts with a Guaranteed Minimum Return or Account Value
Schedule Separate Accounts [Line Items]
Average interest rate credited on separate accounts with a guaranteed minimum return or account value	2.63%	2.56%
Pass Through Separate Accounts
Schedule Separate Accounts [Line Items]
Separate account assets	$ 105,300,000,000	$ 106,300,000,000
Separate Accounts With A Guaranteed Minimum Return Or Account Value
Schedule Separate Accounts [Line Items]
Separate account assets	$ 33,000,000	$ 189,000,000